REVENUE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
System Services Fees From Related Party, Description	We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a system service fee from YCloud users through service agreement with our customers (such as Weijiafu, Beijing Yidong, Maitu International, Beijing Youth and related party Changtongfu ), depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally receive the system service fee from customers within the first ten days of each calendar month. With effect from October 2021, YCloud system service fee will be settled within the first ten days of each quarter due to high volume of transaction amounts conducted through YCloud from end users. As of reporting date, all the service fee receivable has been fully settled and received		We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a system service fee from YCloud users through service agreement with our customers (such as Weijiafu and Changtongfu), depending on the type of service and industry.
Service Revenue, Non-related Party			$ 9,734,966	$ 3,440,312
Service Revenue From Ycloud Service			14,381,295	6,271,564
Service Revenue, Related Party	$ 158,518	$ 0	$ 4,646,329	$ 2,831,252
Five Customers [Member]
Service Revenue, Non-related Party	$ 2,236,853